UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Unconstrained Income Fund
(formerly DWS Unconstrained Income Fund)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 53.1%
Consumer Discretionary 6.2%
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	263,900
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	104,025
AmeriGas Finance LLC:
6.75%, 5/20/2020		560,000	589,400
7.0%, 5/20/2022		430,000	460,100
APX Group, Inc.:
6.375%, 12/1/2019		235,000	235,000
8.75%, 12/1/2020		35,000	34,125
144A, 8.75%, 12/1/2020		175,000	170,625
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		530,000	579,025
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	961,562
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	414,375
Avis Budget Car Rental LLC, 5.5%, 4/1/2023		250,000	250,000
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		245,000	235,200
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		355,000	357,779
5.165%, 8/1/2044		820,000	816,602
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	404,250
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		195,000	208,650
Cablevision Systems Corp.:
5.875%, 9/15/2022		130,000	128,050
8.0%, 4/15/2020 (b)		65,000	73,288
CCO Holdings LLC:
6.5%, 4/30/2021		825,000	858,000
6.625%, 1/31/2022		465,000	488,250
7.0%, 1/15/2019 (b)		125,000	130,313
7.375%, 6/1/2020		55,000	58,713
8.125%, 4/30/2020		145,000	154,606
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		762,000	733,425
144A, 6.375%, 9/15/2020		1,300,000	1,339,000
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		610,000	626,012
11.25%, 3/1/2021		355,000	390,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		295,000	308,275
Series B, 6.5%, 11/15/2022		415,000	435,750
Series A, 7.625%, 3/15/2020		115,000	120,175
Series B, 7.625%, 3/15/2020		1,810,000	1,900,500
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,125
Columbus International, Inc., 144A, 7.375%, 3/30/2021		500,000	527,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	360,750
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		620,000	593,650
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		405,000	415,125
Delphi Corp., 5.0%, 2/15/2023		350,000	375,812
DISH DBS Corp.:
4.25%, 4/1/2018		345,000	350,175
5.0%, 3/15/2023		465,000	455,700
6.75%, 6/1/2021		470,000	517,000
7.875%, 9/1/2019		45,000	51,750
General Motors Financial Co., Inc., 3.25%, 5/15/2018		120,000	119,850
Getty Images, Inc., 144A, 7.0%, 10/15/2020 (b)		315,000	282,712
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		245,000	241,325
Harron Communications LP, 144A, 9.125%, 4/1/2020		440,000	488,400
Hertz Corp., 6.75%, 4/15/2019		315,000	329,175
Hot Topic, Inc., 144A, 9.25%, 6/15/2021 (b)		190,000	209,000
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		115,000	117,875
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		180,000	181,800
L Brands, Inc., 7.0%, 5/1/2020		120,000	135,600
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	60,000
144A, 7.0%, 9/1/2020		430,000	463,325
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		290,000	301,600
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		60,000	60,600
6.375%, 4/1/2023		430,000	442,900
Mediacom LLC, 7.25%, 2/15/2022		115,000	123,625
MGM Resorts International:
6.75%, 10/1/2020		612,000	662,490
8.625%, 2/1/2019		545,000	634,925
Numericable Group SA:
144A, 4.875%, 5/15/2019		605,000	608,025
144A, 6.0%, 5/15/2022		900,000	904,500
144A, 6.25%, 5/15/2024		265,000	266,325
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		310,000	319,300
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	222,200
RCI Banque SA, 144A, 3.5%, 4/3/2018		2,000,000	2,071,884
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		765,000	852,975
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		150,000	145,500
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		290,000	321,900
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	257,863
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		300,000	329,700
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		275,000	281,188
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		365,000	364,087
Starz LLC, 5.0%, 9/15/2019		210,000	213,150
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		325,000	320,125
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (b)		175,000	182,000
Time Warner Cable, Inc., 7.3%, 7/1/2038		625,000	833,555
Travelport LLC, 144A, 13.875%, 3/1/2016 (PIK)		55,304	55,802
UCI International, Inc., 8.625%, 2/15/2019		130,000	120,250
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,080,000	1,085,400
144A, 7.5%, 3/15/2019	EUR	165,000	234,752
144A, 7.5%, 3/15/2019		445,000	469,475
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	505,000	720,279
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		135,000	145,125
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		215,000	235,963
Weyerhaeuser Real Estate Co., 144A, 4.375%, 6/15/2019		175,000	172,375

			34,090,962
Consumer Staples 3.8%
Ajecorp BV, 144A, 6.5%, 5/14/2022 (b)		2,350,000	2,186,675
Big Heart Pet Brands, 7.625%, 2/15/2019		312,000	321,750
BRF SA, 144A, 5.875%, 6/6/2022		875,000	940,625
Chiquita Brands International, Inc., 7.875%, 2/1/2021		229,000	245,030
Controladora Mabe SA de CV, 144A, 7.875%, 10/28/2019		1,600,000	1,800,000
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		290,000	286,375
Delhaize Group SA, 4.125%, 4/10/2019		1,285,000	1,353,012
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		760,000	813,200
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		610,000	629,825
144A, 7.75%, 10/28/2020		1,850,000	1,984,125
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		670,000	716,900
144A, 8.25%, 2/1/2020		1,025,000	1,107,000
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		900,000	953,730
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,207,500
Pilgrim's Pride Corp., 7.875%, 12/15/2018		355,000	372,750
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022 (b)		245,000	242,550
144A, 6.75%, 12/1/2021		525,000	545,344
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,755,000	1,790,100
6.875%, 2/15/2021		2,085,000	2,197,069
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		270,000	282,150
Smithfield Foods, Inc., 6.625%, 8/15/2022		210,000	226,800
U.S. Foods, Inc., 8.5%, 6/30/2019		460,000	490,360

			20,692,870
Energy 8.4%
Access Midstream Partners LP, 6.125%, 7/15/2022		335,000	358,031
Afren PLC, 144A, 10.25%, 4/8/2019		1,437,000	1,573,515
American Energy-Permian Basin LLC:
144A, 6.741% **, 8/1/2019		115,000	110,975
144A, 7.125%, 11/1/2020		230,000	221,950
144A, 7.375%, 11/1/2021		230,000	221,950
Antero Resources Finance Corp., 5.375%, 11/1/2021		150,000	151,875
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		115,000	114,138
144A, 5.625%, 6/1/2024		115,000	113,275
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		260,000	265,200
6.75%, 11/1/2020		1,300,000	1,339,000
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		810,000	846,450
8.625%, 10/15/2020		225,000	241,875
Chaparral Energy, Inc., 7.625%, 11/15/2022		440,000	460,900
Chesapeake Energy Corp., 3.484% **, 4/15/2019		355,000	355,887
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		120,000	121,350
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		220,000	227,150
7.75%, 4/1/2019		295,000	311,963
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		430,000	464,400
Ecopetrol SA, 5.875%, 5/28/2045		500,000	522,500
EDC Finance Ltd., 144A, 4.875%, 4/17/2020		1,165,000	1,060,150
El Paso LLC, 7.25%, 6/1/2018		280,000	315,000
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		655,000	695,937
EP Energy LLC:
6.875%, 5/1/2019		355,000	371,862
7.75%, 9/1/2022		320,000	348,800
9.375%, 5/1/2020		160,000	177,200
EV Energy Partners LP, 8.0%, 4/15/2019		875,000	914,375
EXCO Resources, Inc., 8.5%, 4/15/2022		75,000	75,375
GNL Quintero SA, 144A, 4.634%, 7/31/2029		600,000	605,037
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		2,210,500	2,293,393
9.75%, 7/15/2020		600,000	642,000
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		235,000	232,063
Holly Energy Partners LP, 6.5%, 3/1/2020		110,000	114,950
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		700,000	770,000
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	199,500
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		510,000	535,500
Linn Energy LLC, 6.25%, 11/1/2019 (b)		590,000	598,850
Lukoil International Finance BV, 144A, 6.125%, 11/9/2020		1,000,000	1,023,300
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	246,600
144A, 7.0%, 3/31/2024		725,000	766,687
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		235,000	228,538
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		730,000	753,725
10.75%, 10/1/2020 (b)		680,000	732,700
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		370,000	389,425
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		235,000	233,825
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	664,650
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		500,000	523,100
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		1,070,000	1,134,200
6.875%, 1/15/2023		165,000	178,613
144A, 6.875%, 3/15/2022		535,000	579,137
7.25%, 2/1/2019		260,000	271,700
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020		1,000,000	1,097,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		530,000	523,375
7.5%, 11/1/2019		865,000	890,950
Pacific Rubiales Energy Corp., 144A, 7.25%, 12/12/2021		1,800,000	1,962,000
Pertamina Persero PT, 144A, 5.625%, 5/20/2043		1,000,000	946,250
Petrobras Global Finance BV:
4.875%, 3/17/2020 (b)		1,800,000	1,833,840
6.25%, 3/17/2024		1,000,000	1,055,590
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		1,800,000	1,530,000
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		1,000,000	1,025,000
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	148,125
5.875%, 3/1/2022		30,000	31,350
Reliance Holding U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,750,000	1,895,297
Rowan Companies, Inc., 4.75%, 1/15/2024		710,000	740,864
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		885,000	915,975
5.625%, 4/15/2023		200,000	203,000
144A, 5.75%, 5/15/2024		200,000	203,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	109,000
Samson Investment Co., 144A, 10.75%, 2/15/2020		190,000	192,375
SandRidge Energy, Inc., 7.5%, 3/15/2021		890,000	925,600
SESI LLC:
6.375%, 5/1/2019		245,000	257,250
7.125%, 12/15/2021		700,000	778,750
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		60,000	60,300
Seventy Seven Operating LLC, 6.625%, 11/15/2019		145,000	152,250
Swift Energy Co., 7.875%, 3/1/2022 (b)		230,000	240,350
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	518,750
Tesoro Corp., 4.25%, 10/1/2017		220,000	227,700
Transocean, Inc., 3.8%, 10/15/2022		1,285,000	1,246,487
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		170,000	169,788
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	208,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		340,000	356,150
WPX Energy, Inc., 5.25%, 1/15/2017		250,000	262,500

			46,405,942
Financials 8.6%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	530,425
Ally Financial, Inc., 3.5%, 1/27/2019 (b)		910,000	900,900
American International Group, Inc., 4.5%, 7/16/2044		1,055,000	1,042,646
Assured Guaranty U.S. Holdings, Inc., 5.0%, 7/1/2024		900,000	908,264
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		1,000,000	967,700
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		1,800,000	1,831,500
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	844,871
Bank of Baroda, 144A, 4.875%, 7/23/2019		600,000	628,754
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,704,412
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		2,000,000	2,250,000
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	246,563
CIT Group, Inc.:
3.875%, 2/19/2019		1,305,000	1,298,475
5.0%, 5/15/2017		445,000	467,806
5.25%, 3/15/2018		565,000	596,075
Country Garden Holdings Co., Ltd., 144A, 7.25%, 4/4/2021		1,800,000	1,788,750
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		1,325,000	1,407,481
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		275,000	275,660
Credito Real SAB de CV, 144A, 7.5%, 3/13/2019		1,000,000	1,080,000
Development Bank of Kazakhstan JSC:
144A, 5.5%, 12/20/2015		1,750,000	1,815,625
Series 3, 6.5%, 6/3/2020		1,500,000	1,633,125
E*TRADE Financial Corp.:
6.375%, 11/15/2019		665,000	706,562
6.75%, 6/1/2016		865,000	929,875
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		1,380,000	1,361,945
Grupo Aval Ltd., 144A, 4.75%, 9/26/2022		1,350,000	1,346,625
Hellas Telecommunications Finance, 144A, 8.203% **, 7/15/2015 (PIK) *	EUR	218,377	0
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		1,020,000	1,076,495
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,545,546
5.75%, 5/15/2016		115,000	120,319
6.25%, 5/15/2019		355,000	385,175
8.75%, 3/15/2017		705,000	800,175
Intesa Sanpaolo SpA, 144A, 5.017%, 6/26/2024		1,830,000	1,810,381
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,375,000	1,548,708
Moody's Corp., 5.25%, 7/15/2044		245,000	253,403
Morgan Stanley, Series H, 5.45%, 7/29/2049		180,000	180,225
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		325,000	346,125
(REIT), 6.875%, 5/1/2021		310,000	333,250
Navient LLC, 5.5%, 1/25/2023		1,325,000	1,278,625
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	172,838
144A, 5.875%, 3/15/2022		355,000	379,850
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024		785,000	806,980
Popular, Inc., 7.0%, 7/1/2019		175,000	175,963
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		800,000	865,444
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		1,485,867	1,441,291
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		1,010,000	1,056,712
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		300,000	305,550
Trust F/1401, (REIT), 144A, 5.25%, 12/15/2024		1,600,000	1,674,000
Turkiye Is Bankasi AS, 144A, 6.0%, 10/24/2022		500,000	506,250
UniCredit SpA, 8.0%, 4/3/2049		700,000	733,250
Woori Bank Co., Ltd., 144A, 4.75%, 4/30/2024		1,050,000	1,060,861
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,600,000	1,549,600

			47,971,055
Health Care 3.2%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		155,000	162,750
7.75%, 2/15/2019		525,000	551,250
Biomet, Inc.:
6.5%, 8/1/2020		380,000	409,887
6.5%, 10/1/2020		110,000	116,899
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,510,000	1,547,750
144A, 5.125%, 8/1/2021		65,000	65,488
144A, 6.875%, 2/1/2022		270,000	276,075
7.125%, 7/15/2020		1,735,000	1,852,112
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		600,000	573,000
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	255,725
144A, 5.75%, 1/15/2022		265,000	263,675
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		230,000	244,950
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		125,000	138,750
HCA, Inc.:
6.5%, 2/15/2020		1,360,000	1,477,300
7.5%, 2/15/2022		515,000	583,237
Hologic, Inc., 6.25%, 8/1/2020		210,000	218,925
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,353,275
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		335,000	342,538
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		1,110,000	1,026,750
Mylan, Inc., 5.4%, 11/29/2043		540,000	582,542
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		410,000	437,675
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		304,000	333,640
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		195,000	203,775
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,965,000	2,127,112
Valeant Pharmaceuticals International:
144A, 6.375%, 10/15/2020		300,000	309,750
Valeant Pharmaceuticals International, Inc.:
144A, 6.75%, 8/15/2018		615,000	642,675
144A, 7.5%, 7/15/2021		1,235,000	1,333,800

			17,431,305
Industrials 5.0%
ADT Corp.:
3.5%, 7/15/2022		180,000	159,300
4.125%, 4/15/2019 (b)		55,000	54,313
6.25%, 10/15/2021 (b)		205,000	212,175
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	533,587
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		360,000	374,400
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		355,000	349,675
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		398,400	407,862
BE Aerospace, Inc., 6.875%, 10/1/2020		205,000	221,400
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	374,125
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	179,219
144A, 5.75%, 3/15/2022 (b)		535,000	522,962
144A, 6.0%, 10/15/2022		305,000	298,900
144A, 7.75%, 3/15/2020		260,000	280,800
Casella Waste Systems, Inc., 7.75%, 2/15/2019		375,000	386,250
CNH Industrial Capital LLC, 3.875%, 11/1/2015		2,000,000	2,025,000
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	263,900
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		335,000	361,800
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		270,000	277,425
DigitalGlobe, Inc., 5.25%, 2/1/2021		190,000	185,963
Ducommun, Inc., 9.75%, 7/15/2018		375,000	413,438
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	1,022,500
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		540,000	558,900
FTI Consulting, Inc.:
6.0%, 11/15/2022		240,000	245,100
6.75%, 10/1/2020		825,000	870,375
Garda World Security Corp., 144A, 7.25%, 11/15/2021		350,000	356,125
Gates Global LLC, 144A, 6.0%, 7/15/2022		230,000	224,250
GenCorp, Inc., 7.125%, 3/15/2021		650,000	703,495
Grupo KUO SAB de CV, 144A, 6.25%, 12/4/2022		2,600,000	2,723,500
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		610,000	637,450
7.125%, 3/15/2021		370,000	395,900
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		760,000	800,850
Meritor, Inc.:
6.25%, 2/15/2024		250,000	256,875
6.75%, 6/15/2021 (b)		370,000	392,200
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,000,000	1,017,500
8.125%, 2/15/2019		435,000	444,787
Nortek, Inc., 8.5%, 4/15/2021		460,000	499,100
Odebrecht Finance Ltd., 144A, 5.25%, 6/27/2029		1,200,000	1,163,640
Odebrecht Offshore Drilling Finance Ltd., 144A, 6.75%, 10/1/2022		1,157,040	1,214,892
Oshkosh Corp., 5.375%, 3/1/2022		195,000	199,388
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		335,000	313,225
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	29,700
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		340,000	340,000
6.75%, 12/15/2020		255,000	271,575
Titan International, Inc., 6.875%, 10/1/2020		845,000	857,675
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		310,000	311,550
144A, 6.5%, 7/15/2024		185,000	186,850
7.5%, 7/15/2021		1,055,000	1,152,587
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		155,000	154,225
United Rentals North America, Inc.:
5.75%, 7/15/2018		375,000	392,063
6.125%, 6/15/2023		30,000	31,031
7.375%, 5/15/2020		824,000	883,740
7.625%, 4/15/2022		655,000	722,137
Watco Companies LLC, 144A, 6.375%, 4/1/2023		195,000	197,925

			27,453,604
Information Technology 2.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		130,000	137,150
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,090,000	1,144,500
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	310,500
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		280,000	293,300
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		565,000	562,175
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		365,000	339,450
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		170,000	170,425
CDW LLC:
6.0%, 8/15/2022 (c)		280,000	280,700
8.5%, 4/1/2019		1,455,000	1,545,937
CyrusOne LP, 6.375%, 11/15/2022		120,000	126,600
EarthLink Holdings Corp., 7.375%, 6/1/2020		305,000	323,300
Entegris, Inc., 144A, 6.0%, 4/1/2022		180,000	185,850
Equinix, Inc.:
5.375%, 4/1/2023		915,000	919,575
7.0%, 7/15/2021		325,000	354,250
First Data Corp.:
144A, 6.75%, 11/1/2020		816,000	860,880
144A, 7.375%, 6/15/2019		960,000	1,008,000
144A, 8.75%, 1/15/2022 (PIK)		555,000	595,931
144A, 8.875%, 8/15/2020		485,000	529,863
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		340,000	350,200
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		560,000	618,100
7.625%, 6/15/2021		270,000	305,100
NCR Corp.:
5.875%, 12/15/2021		65,000	67,275
6.375%, 12/15/2023		170,000	180,200
NXP BV, 144A, 3.75%, 6/1/2018		305,000	301,950
Ymobile Corp., 144A, 8.25%, 4/1/2018		350,000	374,063

			11,885,274
Materials 6.0%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		1,400,000	1,491,000
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		680,000	694,156
144A, 4.125%, 9/27/2022		1,000,000	1,009,074
ArcelorMittal, 6.75%, 2/25/2022		800,000	866,000
Ardagh Packaging Finance PLC, 144A, 3.232% **, 12/15/2019		480,000	470,400
Ashland, Inc., 3.875%, 4/15/2018		190,000	190,475
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		185,000	187,313
Berry Plastics Corp., 5.5%, 5/15/2022		495,000	482,625
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		394,728	412,491
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		475,000	498,750
Braskem Finance Ltd., 6.45%, 2/3/2024		500,000	524,850
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	172,813
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,700,000	1,774,375
Clearwater Paper Corp.:
144A, 5.375%, 2/1/2025 (b)		350,000	349,125
7.125%, 11/1/2018		385,000	404,134
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018		1,030,000	1,042,677
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		370,000	392,200
Crown Americas LLC, 6.25%, 2/1/2021		55,000	57,750
Evraz Group SA, 144A, 6.75%, 4/27/2018		1,000,000	946,200
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	264,206
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		608,000	620,160
144A, 7.0%, 2/15/2021		608,000	626,240
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		525,000	534,187
144A, 8.25%, 11/1/2019 (b)		290,000	311,025
Fresnillo PLC, 144A, 5.5%, 11/13/2023		1,700,000	1,789,250
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		1,070,000	1,067,518
Greif, Inc., 7.75%, 8/1/2019		995,000	1,124,350
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b)		1,450,000	1,494,950
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		605,000	629,200
8.875%, 2/1/2018		245,000	252,840
Huntsman International LLC:
5.125%, 4/15/2021	EUR	125,000	175,248
8.625%, 3/15/2021		175,000	190,312
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	294,400
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	313,600
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	720,562
Metalloinvest Finance Ltd., 144A, 5.625%, 4/17/2020		1,200,000	1,095,000
Metinvest BV, 144A, 10.25%, 5/20/2015 (b)		1,300,000	1,189,500
Novelis, Inc., 8.75%, 12/15/2020 (b)		1,620,000	1,749,600
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	203,670
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		108,000	116,910
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		444,000	453,990
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	427,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		350,000	364,875
Polymer Group, Inc., 7.75%, 2/1/2019		315,000	330,750
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		285,000	294,975
144A, 8.25%, 1/15/2021 (b)		200,000	207,500
Samarco Mineracao SA, 144A, 5.75%, 10/24/2023		600,000	631,500
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		175,000	189,219
144A, 8.375%, 9/15/2021		175,000	195,562
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	241,325
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		240,000	242,400
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020 (b)		2,000,000	1,920,000
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024		1,130,000	1,130,266

			33,358,498
Telecommunication Services 7.9%
Altice Financing SA, 144A, 6.5%, 1/15/2022		210,000	215,775
Altice SA, 144A, 7.75%, 5/15/2022 (b)		280,000	286,300
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	10,000,000	741,114
B Communications Ltd., 144A, 7.375%, 2/15/2021		325,000	345,719
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,000,000	1,033,850
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		125,000	130,313
Series W, 6.75%, 12/1/2023 (b)		340,000	368,900
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		2,255,000	2,446,675
8.75%, 3/15/2018		552,000	577,944
Colombia Telecomunicaciones SA ESP, 144A, 5.375%, 9/27/2022		1,300,000	1,313,000
CommScope, Inc., 144A, 5.0%, 6/15/2021		310,000	306,900
CPI International, Inc., 8.75%, 2/15/2018		270,000	282,150
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	314,650
144A, 8.25%, 9/30/2020		1,740,000	1,874,850
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	212,000
144A, 8.25%, 9/1/2017		1,625,000	1,661,562
ENTEL Chile SA, 144A, 4.75%, 8/1/2026		850,000	844,141
Frontier Communications Corp.:
7.125%, 1/15/2023		1,670,000	1,728,450
8.25%, 4/15/2017		331,000	377,340
8.5%, 4/15/2020		130,000	149,825
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		540,000	518,400
7.25%, 10/15/2020		1,720,000	1,814,600
7.5%, 4/1/2021		1,510,000	1,611,925
8.5%, 11/1/2019		620,000	654,100
Intelsat Luxembourg SA:
7.75%, 6/1/2021		835,000	853,787
8.125%, 6/1/2023		125,000	130,000
Level 3 Communications, Inc., 8.875%, 6/1/2019		100,000	108,000
Level 3 Escrow II, Inc., 144A, 5.375%, 8/15/2022 (c)		825,000	809,531
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		205,000	212,175
7.0%, 6/1/2020		890,000	946,737
8.125%, 7/1/2019		1,270,000	1,352,550
8.625%, 7/15/2020		320,000	348,000
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		1,020,000	1,071,000
7.875%, 9/1/2018		445,000	464,068
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,600,000	1,580,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		210,000	228,900
SBA Communications Corp., 5.625%, 10/1/2019		745,000	772,938
SBA Telecommunications, Inc., 8.25%, 8/15/2019		75,000	78,210
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		300,000	337,500
144A, 9.0%, 11/15/2018		1,410,000	1,653,225
Sprint Corp., 144A, 7.125%, 6/15/2024		1,565,000	1,596,300
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		135,000	138,881
tw telecom holdings, Inc.:
5.375%, 10/1/2022		300,000	324,750
5.375%, 10/1/2022		60,000	64,950
6.375%, 9/1/2023		310,000	350,688
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		730,000	770,150
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,290,000	2,484,650
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	449,400
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		1,600,000	1,629,920
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		235,000	249,688
Windstream Corp.:
6.375%, 8/1/2023		280,000	276,500
7.5%, 6/1/2022		1,000,000	1,077,500
7.5%, 4/1/2023		435,000	463,275
7.75%, 10/15/2020		230,000	246,100
7.75%, 10/1/2021		855,000	922,331
7.875%, 11/1/2017		1,255,000	1,433,837
8.125%, 9/1/2018		435,000	453,488

			43,689,512
Utilities 1.8%
AES Corp.:
3.229% **, 6/1/2019		205,000	203,975
8.0%, 10/15/2017		2,000	2,295
8.0%, 6/1/2020		930,000	1,097,400
Calpine Corp.:
5.375%, 1/15/2023 (b)		280,000	274,400
5.75%, 1/15/2025 (b)		280,000	273,700
Enel SpA, 144A, 8.75%, 9/24/2073		540,000	637,200
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		590,000	436,600
Eskom Holdings SOC Ltd., 144A, 6.75%, 8/6/2023		2,000,000	2,150,000
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/2025		940,000	948,038
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	899,887
144A, 7.25%, 4/1/2016		205,000	218,325
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,188,750
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		900,000	900,000
7.875%, 5/15/2021		265,000	287,525
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		235,000	231,475

			9,749,570

Total Corporate Bonds (Cost $286,465,454)			292,728,592
Mortgage-Backed Securities Pass-Throughs 5.3%
Federal National Mortgage Association, 3.5%, 3/1/2042 (c)		1,500,000	1,527,891
Government National Mortgage Association, 3.5%, 8/1/2042 (c)		27,000,000	27,818,437

Total Mortgage-Backed Securities Pass-Throughs (Cost $29,498,027)			29,346,328
Asset-Backed 1.5%
Automobile Receivables 0.0%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	172,318
Home Equity Loans 0.5%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		232,936	232,263
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.305% **, 8/25/2036		2,746,985	2,605,661

			2,837,924
Miscellaneous 1.0%
ARES XXV CLO Ltd., "D", Series 2012-3A, 4.883% **, 1/17/2024		2,000,000	2,004,088
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 5.216%, 1/25/2042		869,625	926,710
Hilton Grand Vacations Trust, "B", Series 2014-AA, 2.07%, 11/25/2026		2,249,777	2,239,383

			5,170,181

Total Asset-Backed (Cost $8,112,495)			8,180,423
Commercial Mortgage-Backed Securities 2.5%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,885,865
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.152% **, 3/15/2018		780,000	783,978
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,405,000	1,452,700
Prudential Commercial Mortgage Trust, "F", Series 2003-PWR1, 144A, 5.168% **, 2/11/2036		4,500,000	4,482,225
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.28% **, 12/15/2044		860,000	898,213
WFRBS Commercial Mortgage Trust, "A5", Series 2013-C14, 3.337%, 6/15/2046		4,500,000	4,531,788

Total Commercial Mortgage-Backed Securities (Cost $13,660,592)			14,034,769
Collateralized Mortgage Obligations 4.3%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.679% **, 2/25/2034		455,480	456,231
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.987% **, 12/25/2035		1,244,322	1,257,432
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		324,061	281,330
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		782,528	808,874
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		3,568,338	359,685
"ZG", Series 4213, 3.5%, 6/15/2043		3,969,066	3,830,302
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		307,557	11,242
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		4,023,945	549,425
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		352,291	34,897
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		605,880	56,886
"A", Series 172, Interest Only, 6.5%, 1/1/2024		611,353	114,212
"JS", Series 3572, Interest Only, 6.648% ***, 9/15/2039		1,376,494	211,636
Federal National Mortgage Association:
"PN", Series 2012-93, 2.5%, 9/25/2042		899,548	825,790
"ZM", Series 2013-45, 4.0%, 5/25/2043		558,410	550,287
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,690,866	1,821,926
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		413,728	35,182
"HS", Series 2009-87, Interest Only, 5.995% ***, 11/25/2039		3,277,635	472,926
"PI", Series 2006-20, Interest Only, 6.525% ***, 11/25/2030		2,058,859	344,383
"SI", Series 2007-23, Interest Only, 6.615% ***, 3/25/2037		707,836	97,544
Government National Mortgage Association:
"KM", Series 2013-38, 3.5%, 1/20/2043		2,601,142	2,525,741
"MZ", Series 2014-27, 3.5%, 12/20/2043		2,676,825	2,510,711
"ZJ", Series 2013-106, 3.5%, 7/20/2043		620,324	606,474
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,862,849	318,865
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		2,219,568	397,764
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,536,533	286,164
"AI", Series 2007-38, Interest Only, 6.308% ***, 6/16/2037		478,850	72,272
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.64% **, 4/25/2036		1,666,330	1,524,460
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.572% **, 10/25/2035		1,003,207	989,449
"2A", Series 2003-A6, 2.65% **, 10/25/2033		771,061	778,282
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.612% **, 12/25/2034		604,472	606,777
"2A16", Series 2005-AR10, 2.614% **, 6/25/2035		968,265	966,206

Total Collateralized Mortgage Obligations (Cost $22,668,278)			23,703,355
Government & Agency Obligations 14.8%
Other Government Related (d) 0.9%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,250,000	1,264,063
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		1,000,000	997,500
Novatek OAO, 144A, 6.604%, 2/3/2021 (b)		1,500,000	1,524,375
Sberbank of Russia, 144A, 5.5%, 2/26/2024		1,050,000	934,500
TMK OAO, 144A, 6.75%, 4/3/2020		300,000	277,125

			4,997,563
Sovereign Bonds 9.3%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	526,909
Government of France, 0.7%, 7/25/2030	EUR	5,262,366	7,371,419
Government of New Zealand, Series 0427, 4.5%, 4/15/2027	NZD	12,145,000	10,326,463
Ivory Coast Government International Bond, 144A, 5.375%, 7/23/2024		200,000	194,500
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,350,000	1,307,745
Kingdom of Morocco, 144A, 4.25%, 12/11/2022		1,750,000	1,747,812
Mongolia Government International Bond, 144A, 4.125%, 1/5/2018		1,000,000	917,500
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	377	115
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,855,000	1,892,100
Republic of Croatia, 144A, 6.75%, 11/5/2019		3,300,000	3,675,375
Republic of Ecuador, 144A, 7.95%, 6/20/2024		614,000	644,700
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,400,000	1,526,000
Republic of Ghana, 144A, 8.5%, 10/4/2017		700,000	736,750
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	520,000	699,788
Republic of Romania, 4.875%, 11/7/2019	EUR	1,000,000	1,520,759
Republic of Senegal, 144A, 6.25%, 7/30/2024		300,000	302,625
Republic of Singapore, 3.375%, 9/1/2033	SGD	11,838,000	10,131,563
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	218,000
Republic of South Africa:
5.375%, 7/24/2044		400,000	403,500
Series R204, 8.0%, 12/21/2018	ZAR	5,400,000	514,070
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,020,000
Republic of Turkey, 5.625%, 3/30/2021		2,000,000	2,189,760
United Mexican States:
Series M, 4.75%, 6/14/2018	MXN	13,000,000	988,461
Series M, 6.5%, 6/10/2021	MXN	25,000,000	2,009,730
Series M 20, 8.5%, 5/31/2029	MXN	6,500,000	592,147

			51,457,791
U.S. Treasury Obligations 4.6%
U.S. Treasury Bills:
0.023% ****, 8/14/2014 (e)		442,000	441,998
0.03% ****, 12/11/2014 (e)		550,000	549,909
0.055% ****, 8/14/2014 (e)		596,000	595,998
0.055% ****, 12/11/2014 (e)		682,000	681,887
0.065% ****, 8/14/2014 (e)		2,266,000	2,265,991
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		4,100,000	4,134,596
1.0%, 9/30/2016		9,000,000	9,068,904
1.625%, 6/30/2019		673,000	668,846
2.5%, 5/15/2024		6,830,000	6,796,916

			25,205,045

Total Government & Agency Obligations (Cost $81,283,443)			81,660,399
Loan Participations and Assignments 7.6%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,605,000	2,605,612
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		350,000	359,917
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,374,560	1,374,347
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		2,474,937	2,449,829
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		604,238	608,014
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		545,288	547,253
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		2,769,222	2,777,876
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		2,941,874	2,927,179
CSC Holdings, Inc., Term Loan B, 2.655%, 4/17/2020		1,950,837	1,921,575
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		694,164	695,344
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		720,000	719,629
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		44,438	44,476
First Data Corp., Term Loan, 4.155%, 3/24/2021		610,000	608,667
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		349,123	348,068
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,505,000	1,513,932
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		2,306,700	2,310,368
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020		806,850	807,863
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		3,692,677	3,698,234
NRG Energy, Inc., Term Loan B, 2.75%, 7/1/2018		998,123	990,413
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		933,705	931,487
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		594,313	595,053
Term Loan B2, 4.25%, 8/7/2019		622,300	625,608
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		345,920	343,570
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		349,125	346,617
Polymer Group, Inc.:
First Lien Term Loan B, 5.25%, 12/19/2019		1,120,482	1,126,090
Term Delayed Draw, 5.25%, 12/19/2019		379,518	381,890
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,458,975	1,442,109
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018		3,245,000	3,238,916
Spansion LLC, Term Loan, 3.75%, 12/19/2019		210,000	209,825
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		1,284,049	1,287,259
Term Loan B, 4.25%, 11/13/2018		410,000	411,281
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		40,316	41,384
Valeant Pharmaceuticals International, Inc.:
Series C2, Term Loan B, 3.75%, 12/11/2019		1,418,465	1,417,139
Series D2, Term Loan B, 3.75%, 2/13/2019		895,647	894,640
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,310,757	1,317,966

Total Loan Participations and Assignments (Cost $42,005,137)			41,919,430
Municipal Bonds and Notes 1.0%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	977,658
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,801,762
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	910,515
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,688,165

Total Municipal Bonds and Notes (Cost $4,934,407)			5,378,100
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $470,249)		468,054	942,427
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $361,126)		530,000	479,650

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (h)		6	18,924
Trump Entertainment Resorts, Inc.*		23	0

			18,924
Industrials 0.0%
Congoleum Corp.*		9,600	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		10,608	8,200
GEO Specialty Chemicals, Inc. 144A*		966	747

			8,947

Total Common Stocks (Cost $154,369)			27,871
Preferred Stock 0.1%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $697,926)		727	727,000
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		43,175	33,051
Hercules Trust II, Expiration Date 3/31/2029*		315	2,061

Total Warrants (Cost $70,220)			35,112
Exchange-Traded Fund 5.3%
SPDR Barclays Convertible Securities (Cost $27,779,153)		583,446	28,956,425
Open-End Investment Company 5.4%
Deutsche Floating Rate Fund "Institutional" (i) (Cost $28,548,527)		3,179,663	29,920,629

		Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161		8,900,000	200,231
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		9,400,000	219,383
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		9,100,000	187,445

Total Call Options Purchased (Cost $1,250,388)			607,059
Put Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		9,400,000	78,204
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		9,100,000	92,997

Total Put Options Purchased (Cost $628,823)			171,201

		Shares	Value ($)

Securities Lending Collateral 3.9%
Daily Assets Fund Institutional, 0.10% (i) (j) (k) (Cost $21,601,718)		21,601,718	21,601,718
Cash Equivalents 2.2%
Central Cash Management Fund, 0.06% (i) (j)		7,047,401	7,047,401
Deutsche Variable NAV Money Fund, 0.21% (i) (j)		501,188	5,012,381

Total Cash Equivalents (Cost $12,059,783)			12,059,782
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $582,250,115) †		107.4	592,480,270
Other Assets and Liabilities, Net		(7.4)	(40,791,823)

Net Assets		100.0	551,688,447

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	590,000	USD	343,003	436,600
Hellas Telecommunications Finance*	8.203%	7/15/2015	218,377	EUR	62,954	0
					405,957	436,600

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

***	These securities are shown at their current rate as of July 31, 2014.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $583,826,416.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $8,653,854.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,231,544 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,577,690.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $20,711,847, which is 3.8% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At July 31, 2014, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(h)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	22,863	18,924	0

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(j) The rate shown is the annualized seven-day yield at period end.
(k) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended Julyy 31, 2014 is as Follows:

Affiliate	Value ($) at 10/31/2013	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 7/31/2014
Central Cash Management Fund	4,655,877	319,048,414	316,656,890	—	4,294	7,047,401
Deutsche Floating Rate Fund	30,079,612	—	—	—	915,743	29,920,629
Deutsche Variable NAV Money Fund	5,004,539	7,842	—	—	7,695	5,012,381
Total	39,740,028	319,056,256	316,656,890	—	927,732	41,980,411

At July 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	9/15/2014	107	12,021,116	(33,026)
10 Year U.S. Treasury Note	USD	9/19/2014	560	69,781,250	(122,270)
5 Year U.S. Treasury Note	USD	9/30/2014	453	53,832,680	32,293
U.S. Treasury Long Bond	USD	9/19/2014	200	27,481,250	333,975
Total net unrealized appreciation					210,972

At July 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	AUD	9/15/2014	98	11,009,994	90,028
5 Year U.S. Treasury Note	USD	9/30/2014	400	47,534,375	17,962
Euro-BTP Italian Government Bond	EUR	9/8/2014	88	15,054,781	(13,412)
Euro-OAT French Government Bond	EUR	9/8/2014	72	13,698,162	(345,289)
U.S. Treasury Long Bond	USD	9/19/2014	278	38,198,938	(248,737)
Ultra Long U.S. Treasury Bond	USD	9/19/2014	184	27,755,250	(484,551)
Total net unrealized depreciation					(983,999)

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (l)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(267,161)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(232,431)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	8,900,000	1	4/20/2016	317,285	(107,757)
Total Call Options					984,787	(607,349)

Put Options
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(152,999)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(170,781)
Total Put Options					667,502	(323,780)

Total					1,652,289	(931,129)

(l)	Unrealized appreciation on written options on interest rate swap contracts at July 31, 2014 was $721,160.

At July 31, 2014, open credit default swap contracts sold were as follows:

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($) (m)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (n)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	390,0004	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	41,782	8,665	33,117
6/20/2013 9/20/2018	345,0004	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	48,884	25,506	23,378
6/21/2010 9/20/2015	560,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	34,238	(9,983)	44,221
9/20/2012 12/20/2017	615,0006	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	86,078	30,974	55,104
3/21/2011 6/20/2016	740,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	63,665	10,454	53,211
6/20/2013 9/20/2018	795,0007	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	108,023	52,588	55,435
12/20/2012 12/20/2017	12,622,5005	5.0%	Markit Dow Jones CDX North America High Yield Index	1,063,400	296,105	767,295
6/20/2013 6/20/2018	2,475,0005	5.0%	Markit Dow Jones CDX North America High Yield Index	211,068	69,874	141,194
6/20/2013 9/20/2018	900,0005	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	105,536	44,246	61,290
Total unrealized appreciation					1,234,245

(m)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(n)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At July 31, 2014, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/30/2014 12/30/2024	35,800,000	Fixed —- 3.524%	Floating —- LIBOR	(2,128,890)	(2,125,391)
12/30/2014 12/30/2034	4,200,000	Fixed —- 4.01%	Floating —- LIBOR	(455,498)	(456,741)
12/30/2014 12/30/2016	200,000	Floating —- LIBOR	Fixed —- 1.173%	440	466
12/30/2014 12/30/2019	100,000	Floating —- LIBOR	Fixed —- 2.522%	1,828	1,912
12/30/2014 12/30/2044	3,700,000	Floating —- LIBOR	Fixed —- 4.081%	510,978	515,556

Total net unrealized depreciation	(2,064,198)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Credit Suisse
5	Bank of America
6	UBS AG
7	Goldman Sachs & Co.

As of July 31, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

SEK	76,000,000	JPY	1,133,631,200	8/4/2014	3,670	Barclays Bank PLC
JPY	1,680,000,000	USD	16,537,549	8/4/2014	205,078	Barclays Bank PLC
JPY	3,360,000,000	USD	33,138,807	8/4/2014	473,865	Societe Generale
CAD	11,985,728	AUD	11,900,000	8/15/2014	58,396	Australia & New Zealand Banking Group Ltd.
CAD	5,964,328	AUD	5,900,000	8/15/2014	8,944	Macquarie Bank Ltd.
JPY	1,386,766,200	NZD	15,900,000	8/15/2014	3,976	Australia & New Zealand Banking Group Ltd.
SEK	75,636,730	NZD	13,000,000	8/15/2014	62,828	Australia & New Zealand Banking Group Ltd.
SEK	38,012,195	NZD	6,500,000	8/15/2014	3,317	Societe Generale
USD	5,464,367	ZAR	59,400,000	8/18/2014	58,286	Commonwealth Bank of Australia
ZAR	59,400,000	USD	5,545,222	8/18/2014	22,569	Commonwealth Bank of Australia
ZAR	5,480,000	USD	513,965	8/18/2014	4,468	Nomura International PLC
NZD	15,900,000	JPY	1,410,158,280	8/18/2014	227,778	Australia & New Zealand Banking Group Ltd.
MXN	35,200,000	USD	2,715,798	8/18/2014	56,846	Commonwealth Bank of Australia
EUR	997,000	USD	1,342,822	8/26/2014	7,677	JPMorgan Chase Securities, Inc.
USD	2,733,397	ZAR	29,700,000	9/18/2014	13,535	Commonwealth Bank of Australia
EUR	1,160,000	USD	1,589,279	9/18/2014	35,732	Commonwealth Bank of Australia
EUR	516,724	USD	706,013	9/30/2014	13,954	Barclays Bank PLC
RUB	184,700,000	USD	5,350,601	9/30/2014	260,350	Societe Generale
EUR	5,278,350	USD	7,140,325	10/17/2014	70,446	Citigroup, Inc.
SGD	15,815,380	USD	12,741,258	10/17/2014	63,382	Citigroup, Inc.
NZD	12,062,800	USD	10,396,710	10/17/2014	228,067	Australia & New Zealand Banking Group Ltd.
MXN	8,000,000	USD	613,473	10/21/2014	11,930	Commonwealth Bank of Australia
Total unrealized appreciation					1,895,094

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	16,573,621	JPY	1,680,000,000	8/4/2014	(241,150)	Macquarie Bank Ltd.
USD	32,940,549	JPY	3,360,000,000	8/4/2014	(275,607)	Barclays Bank PLC
SEK	38,000,000	JPY	564,714,200	8/4/2014	(18,594)	Bank of America
JPY	1,701,989,220	SEK	114,000,000	8/4/2014	(20,500)	Societe Generale
USD	35,793	JPY	3,643,820	8/4/2014	(369)	Societe Generale
GBP	7,600,000	CAD	13,910,508	8/15/2014	(76,437)	Australia & New Zealand Banking Group Ltd.
CAD	14,062,736	GBP	7,600,000	8/15/2014	(63,124)	Societe Generale
USD	8,310,983	JPY	850,000,000	8/15/2014	(46,995)	Barclays Bank PLC
USD	8,297,338	JPY	850,000,000	8/15/2014	(33,349)	UBS AG
USD	2,682,784	MXN	35,200,000	8/18/2014	(23,832)	Commonwealth Bank of Australia
ZAR	29,700,000	USD	2,733,422	9/18/2014	(13,510)	Commonwealth Bank of Australia
USD	5,234,823	RUB	184,700,000	9/30/2014	(144,572)	Societe Generale
USD	605,602	MXN	8,000,000	10/21/2014	(4,058)	JPMorgan Chase Securities, Inc.
USD	5,343,851	MXN	70,400,000	10/31/2014	(53,422)	Commonwealth Bank of Australia
Total unrealized depreciation					(1,015,519)

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(o)
Corporate Bonds	$ —	$ 292,728,592	$ 0	$ 292,728,592
Mortgage-Backed Securities Pass-Throughs	—	29,346,328	—	29,346,328
Asset-Backed	—	8,180,423	—	8,180,423
Commercial Mortgage-Backed Securities	—	14,034,769	—	14,034,769
Collateralized Mortgage Obligations	—	23,703,355	—	23,703,355
Government & Agency Obligations	—	81,660,399	—	81,660,399
Loan Participations and Assignments	—	41,311,416	608,014	41,919,430
Municipal Bonds and Notes	—	5,378,100	—	5,378,100
Convertible Bonds	—	—	942,427	942,427
Preferred Security	—	479,650	—	479,650
Common Stocks	—	—	27,871	27,871
Preferred Stock(o)	—	727,000	—	727,000
Warrants(o)	—	—	35,112	35,112
Exchange- Traded Fund	28,956,425	—	—	28,956,425
Open-End Investment Company	29,920,629	—	—	29,920,629
Short-Term Investments(o)	33,661,500	—	—	33,661,500
Derivatives(p)
Purchased Options	—	778,260	—	778,260
Futures Contracts	474,258	—	—	474,258
Credit Default Swap Contracts	—	1,234,245	—	1,234,245
Interest Rate Swap Contracts	—	517,934	—	517,934
Forward Foreign Currency Exchange Contracts	—	1,895,094	—	1,895,094
Total	$ 93,012,812	$ 501,975,565	$ 1,613,424	$ 596,601,801

Liabilities
Derivatives(p)
Futures Contracts	(1,247,285)	—	—	(1,247,285)
Written Options	—	(931,129)	—	(931,129)
Interest Rate Swap Contracts	—	(2,582,132)	—	(2,582,132)
Forward Foreign Currency Exchange Contracts	—	(1,015,519)	—	(1,015,519)
Total	$ (1,247,285)	$ (4,528,780)	$ —	$ (5,776,065)

During the period ended July 31, 2014, the amount of transfers between Level 2and Level 3 was $614,938. Investment s were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(o)	See Investment Portfolio for additional detailed categorizations.
(p)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$1,234,245	$—	$—
Foreign Exchange Contracts	$—	$—	$879,575	$—
Interest Rate Contracts	$(773,027)	$(2,064,198)	$—	$(379,791)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014